UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Kevin McCormack               Stamford, CT         11/13/01
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        37
                                               -------------

Form 13F Information Table Value Total:        $523,224
                                               -------------
                                                (thousands)


List of Other Included Managers:  none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                      Form 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AOL TIME WARNER INC               COM            00184A105    9,930     300,000(SH)      (SOLE)                  300,000(SOLE)
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ABBOTT LABS                       COM            002824100   10,370     200,000(SH)      (SOLE)                  200,000(SOLE)
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ABERCROMBIE & FITCH CO            CL A           002896207    3,078     175,000(SH)      (SOLE)                  175,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS CORP      CL A           006848105    7,770     350,000(SH)      (SOLE)                  350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                      COM            01642T108    9,594     490,000(SH)      (SOLE)                  490,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTION    COM            01988P108    9,450   2,250,000(SH)      (SOLE)                2,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                COM            032511107   16,828     350,000(SH)      (SOLE)                  350,000(SOLE)
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BEVERLY ENTERPRISES INC           COM NEW        087851309    9,690     950,000(SH)      (SOLE)                  950,000(SOLE)
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BRITESMILE INC                    COM            110415106    3,660     610,000(SH)      (SOLE)                  610,000(SOLE)
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CAREMARK RX INC                   COM            141705103   97,995   5,875,000(SH)      (SOLE)                5,875,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                        COM            23918K108   66,137   3,250,000(SH)      (SOLE)                3,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS NEW           COM            285661104   11,516     200,000(SH)      (SOLE)                  200,000(SOLE)
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ENZON INC                         COM            293904108   15,300     300,000(SH)      (SOLE)                  300,000(SOLE)
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EXULT INC DEL                     COM            302284104   12,859   1,100,000(SH)      (SOLE)                1,100,000(SOLE)
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FIRST DATA CORP                   COM            319963104   17,478     300,000(SH)      (SOLE)                  300,000(SOLE)
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GEMSTAR-TV GUIDE INTL INC         COM            36866W106    7,884     400,000(SH)      (SOLE)                  400,000(SOLE)
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GENESIS MICROCHIP INC             COM            371933102    2,110      75,000(SH)      (SOLE)                   75,000(SOLE)
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HONEYWELL INTL INC                COM            438516106   11,880     450,000(SH)      (SOLE)                  450,000(SOLE)
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IMMUNOGEN INTL INC                COM            45253H101    7,104     785,000(SH)      (SOLE)                  785,000(SOLE)
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INTERSIL CORP                     CL A           46069S109   18,148     650,000(SH)      (SOLE)                  650,000(SOLE)
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I2 TECHNOLOGIES INC               COM            465754109   10,320   3,000,000(SH)      (SOLE)                3,000,000(SOLE)
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LEGATO SYS INC                    COM            524651106    1,644     300,000(SH)      (SOLE)                  300,000(SOLE)
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MCDATA CORP                       CL A           580031201   10,068   1,200,000(SH)      (SOLE)                1,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC                COM            580037109   13,200   1,600,000(SH)      (SOLE)                1,600,000(SOLE)
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MILLIPORE CORP                    COM            601073109    3,970      75,000(SH)      (SOLE)                   75,000(SOLE)
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NUANCE COMMUNICATIONS INC         COM            669967101    5,200     800,000(SH)      (SOLE)                  800,000(SOLE)
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OCEAN ENERGY INC DEL              COM            67481E106    7,335     450,000(SH)      (SOLE)                  450,000(SOLE)
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PEREGRINE SYSTEMS INC             COM            71366Q101    5,052     400,000(SH)      (SOLE)                  400,000(SOLE)
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PFIZER INC                        COM            717081103   10,025     250,000(SH)      (SOLE)                  250,000(SOLE)
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SCHLUMBERGER LTD                  COM            806857108   13,710     300,000(SH)      (SOLE)                  300,000(SOLE)
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SERENA SOFTWARE INC               COM            817492101      873      75,000(SH)      (SOLE)                   75,000(SOLE)
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SKYWEST INC                       COM            830879102    1,254      75,000(SH)      (SOLE)                   75,000(SOLE)
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SMARTFORCE PUB LTD CO             COM            83170A206   13,088     800,000(SH)      (SOLE)                  800,000(SOLE)
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SPRINT CORP                       EQUITY UNIT    852061605   12,240     450,000(SH)      (SOLE)                  450,000(SOLE)
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TEXAS INSTRS INC                  COM            882508104    9,992     400,000(SH)      (SOLE)                  400,000(SOLE)
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TYCO INTL LTD NEW                 COM            902124106   50,050   1,100,000(SH)      (SOLE)                1,100,000(SOLE)
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VIASAT INC                        COM            92552V100    6,422     360,000(SH)      (SOLE)                  490,000(SOLE)
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